Shareholder Fees - FidelityUSBondIndexFund-PRO	Oct. 30, 2024 USD ($)
FidelityUSBondIndexFund-PRO | Fidelity U.S. Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none